Business Combinations - Summary of Goodwill Recognized on Acquisitions (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Ending balance of goodwill in respective year	$ 54,777,439	$ 1,950,764	$ 50,198,436	$ 1,787,693	$ 49,974,446	$ 9,934,494
SPIL [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	168,440,585
Add: Non-controlling interests	3,582,866
Less: Fair value of identifiable net assets acquired	(132,033,220)
Ending balance of goodwill in respective year	39,990,231
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	250,000
Add: Fair value of investments previously owned	315,925
Add: Non-controlling interests	416,716
Less: Fair value of identifiable net assets acquired	(849,863)
Ending balance of goodwill in respective year	132,778
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Add: Fair value of investments previously owned	117,609
Add: Non-controlling interests	105,464
Less: Fair value of identifiable net assets acquired	(215,233)
Ending balance of goodwill in respective year	7,840
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	313,057
Add: Non-controlling interests	142,494
Less: Fair value of identifiable net assets acquired	(331,192)
Ending balance of goodwill in respective year	124,359
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	12,829,372	456,887
Add: Non-controlling interests	(5,635)	(201)
Less: Fair value of identifiable net assets acquired	(8,198,468)	(291,968)
Ending balance of goodwill in respective year	$ 4,625,269	$ 164,718